EMPLOYEE BENEFITS - Sensitivity of Defined Benefit Obligation (Details) - Impact on defined benefit obligation - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Changes in assumption of +1% discount rate	€ (736)	€ (778)
Changes in assumption of -1% discount rate	€ 819	€ 868